CONVERTIBLE BONDS - Schedule of option components (Details) - Convertible bonds - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 12,225	$ 0
Carrying value initial recognition derivative liability	0	23,517
Fair value loss (gain) upon reclassification to equity	0	(7,040)
Income tax recorded in other comprehensive income	0	(4,251)
Currency translation	1,610	0
Ending balance	$ 13,835	$ 12,225